Accounts Receivable, net	12 Months Ended
Dec. 31, 2020
Accounts Receivable, net
Accounts Receivable, net

7. Accounts Receivable, net

Accounts receivable, net consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable	130,824	108,246
Allowance for doubtful accounts	(7,598)	(9,018)
Accounts receivable, net	123,226	99,228

The movement of the allowance for doubtful accounts is as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	7,598
Charged for the year	—	7,598	1,420
Balance at the end of the year	—	7,598	9,018